Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN DIVERSIFIED FUND
Entity Central Index Key	0000821484
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032307
Shareholder Report [Line Items]
Fund Name	Elfun Diversified Fund
Trading Symbol	ELDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Diversified Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Diversified Fund	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drivers of Fund performance was the overweight position to U.S. equity and the underweight position to U.S. investment grade fixed income which the fund held throughout the reporting period.

The biggest drivers of the Fund’s absolute performance were its positions in the S&P 500® Index, the MSCI® All Country World ex-USA Investable Market Index, and the Bloomberg U.S. Aggregate Bond Index. All of which posted positive returns for the year.

Tactical positioning within global equity and fixed income markets were primary drivers of Fund performance during the reporting period relative to the Index.

The Fund used equity and treasury futures in order to actively manage equity exposure and duration during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELDFX	S&P 500® Index	Bloomberg US Aggregate Bond Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000	$10,000
01/31/15	$9,915	$9,700	$10,210	$9,982
02/28/15	$10,288	$10,257	$10,114	$10,517
03/31/15	$10,240	$10,095	$10,161	$10,355
04/30/15	$10,351	$10,192	$10,124	$10,890
05/31/15	$10,394	$10,323	$10,100	$10,750
06/30/15	$10,234	$10,123	$9,990	$10,459
07/31/15	$10,357	$10,335	$10,059	$10,407
08/31/15	$9,888	$9,712	$10,045	$9,640
09/30/15	$9,611	$9,471	$10,113	$9,216
10/31/15	$10,101	$10,270	$10,114	$9,883
11/30/15	$10,053	$10,301	$10,088	$9,697
12/31/15	$9,875	$10,138	$10,055	$9,540
01/31/16	$9,485	$9,635	$10,193	$8,880
02/29/16	$9,446	$9,622	$10,266	$8,796
03/31/16	$9,897	$10,275	$10,360	$9,518
04/30/16	$10,016	$10,315	$10,400	$9,771
05/31/16	$10,078	$10,500	$10,402	$9,619
06/30/16	$10,050	$10,527	$10,589	$9,453
07/31/16	$10,343	$10,915	$10,656	$9,929
08/31/16	$10,394	$10,931	$10,644	$9,979
09/30/16	$10,445	$10,933	$10,638	$10,120
10/31/16	$10,304	$10,733	$10,556	$9,957
11/30/16	$10,292	$11,131	$10,307	$9,718
12/31/16	$10,416	$11,351	$10,321	$9,960
01/31/17	$10,591	$11,566	$10,341	$10,317
02/28/17	$10,794	$12,025	$10,411	$10,497
03/31/17	$10,852	$12,039	$10,405	$10,756
04/30/17	$10,986	$12,163	$10,486	$10,999
05/31/17	$11,161	$12,334	$10,566	$11,348
06/30/17	$11,190	$12,411	$10,556	$11,385
07/31/17	$11,399	$12,666	$10,601	$11,802
08/31/17	$11,451	$12,705	$10,696	$11,873
09/30/17	$11,585	$12,967	$10,645	$12,098
10/31/17	$11,742	$13,270	$10,652	$12,326
11/30/17	$11,893	$13,677	$10,638	$12,438
12/31/17	$12,020	$13,829	$10,687	$12,731
01/31/18	$12,434	$14,621	$10,564	$13,428
02/28/18	$12,027	$14,082	$10,464	$12,810
03/31/18	$11,904	$13,724	$10,531	$12,595
04/30/18	$11,917	$13,777	$10,452	$12,789
05/31/18	$11,982	$14,108	$10,527	$12,517
06/30/18	$11,936	$14,195	$10,514	$12,267
07/31/18	$12,201	$14,724	$10,516	$12,530
08/31/18	$12,305	$15,203	$10,584	$12,288
09/30/18	$12,330	$15,290	$10,516	$12,314
10/31/18	$11,704	$14,245	$10,433	$11,285
11/30/18	$11,833	$14,535	$10,495	$11,382
12/31/18	$11,357	$13,223	$10,688	$10,852
01/31/19	$11,971	$14,282	$10,801	$11,676
02/28/19	$12,165	$14,741	$10,795	$11,907
03/31/19	$12,345	$15,027	$11,002	$11,970
04/30/19	$12,619	$15,636	$11,005	$12,280
05/31/19	$12,212	$14,642	$11,201	$11,624
06/30/19	$12,766	$15,674	$11,341	$12,299
07/31/19	$12,786	$15,899	$11,366	$12,159
08/31/19	$12,725	$15,648	$11,661	$11,787
09/30/19	$12,866	$15,940	$11,599	$12,088
10/31/19	$13,092	$16,286	$11,634	$12,518
11/30/19	$13,286	$16,877	$11,628	$12,642
12/31/19	$13,582	$17,386	$11,620	$13,200
01/31/20	$13,519	$17,379	$11,843	$12,837
02/29/20	$12,921	$15,949	$12,056	$11,800
03/31/20	$11,719	$13,979	$11,985	$10,017
04/30/20	$12,629	$15,771	$12,198	$10,834
05/31/20	$13,005	$16,522	$12,255	$11,227
06/30/20	$13,304	$16,850	$12,332	$11,716
07/31/20	$13,790	$17,801	$12,517	$12,247
08/31/20	$14,256	$19,080	$12,416	$12,807
09/30/20	$13,971	$18,355	$12,409	$12,512
10/31/20	$13,749	$17,867	$12,353	$12,235
11/30/20	$14,798	$19,823	$12,475	$13,887
12/31/20	$15,242	$20,585	$12,492	$14,667
01/31/21	$15,148	$20,377	$12,402	$14,691
02/28/21	$15,308	$20,939	$12,223	$15,015
03/31/21	$15,540	$21,856	$12,071	$15,220
04/30/21	$16,027	$23,022	$12,166	$15,703
05/31/21	$16,209	$23,183	$12,206	$16,176
06/30/21	$16,376	$23,724	$12,291	$16,072
07/31/21	$16,529	$24,288	$12,429	$15,864
08/31/21	$16,791	$25,026	$12,405	$16,175
09/30/21	$16,289	$23,863	$12,298	$15,661
10/31/21	$16,812	$25,534	$12,294	$16,016
11/30/21	$16,572	$25,357	$12,331	$15,284
12/31/21	$17,004	$26,494	$12,299	$15,918
01/31/22	$16,400	$25,123	$12,034	$15,272
02/28/22	$16,047	$24,371	$11,900	$14,984
03/31/22	$16,102	$25,276	$11,569	$15,027
04/30/22	$15,098	$23,071	$11,130	$14,079
05/31/22	$15,200	$23,114	$11,202	$14,147
06/30/22	$14,298	$21,206	$11,026	$12,881
07/31/22	$15,012	$23,161	$11,296	$13,364
08/31/22	$14,494	$22,217	$10,977	$12,946
09/30/22	$13,459	$20,170	$10,502	$11,633
10/31/22	$13,890	$21,804	$10,366	$11,985
11/30/22	$14,792	$23,022	$10,748	$13,361
12/31/22	$14,401	$21,696	$10,699	$13,278
01/31/23	$15,230	$23,059	$11,028	$14,338
02/28/23	$14,782	$22,496	$10,743	$13,854
03/31/23	$15,205	$23,322	$11,016	$14,149
04/30/23	$15,400	$23,686	$11,083	$14,390
05/31/23	$15,222	$23,789	$10,962	$13,884
06/30/23	$15,797	$25,361	$10,923	$14,487
07/31/23	$16,161	$26,176	$10,915	$15,096
08/31/23	$15,840	$25,759	$10,846	$14,450
09/30/23	$15,239	$24,531	$10,570	$13,981
10/31/23	$14,875	$24,015	$10,403	$13,376
11/30/23	$15,992	$26,208	$10,874	$14,593
12/31/23	$16,724	$27,399	$11,291	$15,352
01/31/24	$16,776	$27,859	$11,260	$15,185
02/29/24	$17,184	$29,347	$11,100	$15,537
03/31/24	$17,600	$30,291	$11,203	$16,017
04/30/24	$17,027	$29,054	$10,920	$15,737
05/31/24	$17,635	$30,494	$11,105	$16,201
06/30/24	$17,939	$31,589	$11,210	$16,164
07/31/24	$18,277	$31,973	$11,472	$16,572
08/31/24	$18,659	$32,749	$11,637	$17,020
09/30/24	$19,023	$33,448	$11,793	$17,486
10/31/24	$18,555	$33,145	$11,500	$16,620
11/30/24	$19,050	$35,090	$11,622	$16,480
12/31/24	$18,661	$34,254	$11,432	$16,156

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELDFX	11.58%	6.56%	6.44%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.91%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 177,561,783
Holdings Count | Holding	1,629
Advisory Fees Paid, Amount	$ 280,248
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$177,561,783 Number of Portfolio Holdings1,629 Portfolio Turnover Rate27% Total Advisory Fees Paid$280,248
Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.0%
Apple, Inc.	3.1%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.6%
Amazon.com, Inc.	1.7%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	1.4%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	1.3%
U.S. Treasury Notes, 4.25%, due 12/31/25	1.1%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/55	1.1%
Meta Platforms, Inc., Class A	1.0%

Top Security Type

Asset	%
Common Stock	40.5%
Exchange Traded & Mutual Funds	22.0%
Short-Term Investments	13.4%
Corporate Notes	10.1%
U.S. Treasuries	9.4%
Agency Mortgage Backed	8.7%
Non-Agency Collateralized Mortgage Obligations	1.7%
Agency Collateralized Mortgage Obligations	0.2%